Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 $ / shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2022 USD ($) yr shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 USD ($) yr shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price | $ / shares					$ 60		$ 49.86
Weighted average fair value per option granted | $ / shares	$ 13.84		$ 10.69		$ 13.84		$ 10.69
Total fair value of options issued | $		$ 3,000		$ 3,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield						1.32%		1.53%
Expected volatility						35.00%		35.00%
Risk-free interest rate						1.72%		0.51%
Expected option life, in years | yr						3		3
Number of options issued during the period | shares						283,440		317,560
Total fair value of options issued | $						$ 3,069		$ 2,720